Accounts and notes receivables, net (Tables)	6 Months Ended
Jun. 30, 2023
Accounts and notes receivables, net
Schedule of accounts and notes receivables

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Notes receivable	505	180
Accounts receivable	80,845	70,032
Less: allowance for doubtful accounts	(31,381)	(32,451)
Accounts receivable, net	49,969	37,761